As filed with the Securities and Exchange Commission on August 15, 2011

File Nos. 33-11549, 811-04995

File Nos. 2-91312, 811-04033

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 35

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 36

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 48

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 49

SIT MUTUAL FUNDS II, INC.

(Exact Name of Registrant as Specified in Charter)

3300 IDS Center, Minneapolis,

Minnesota 55402

(Address of Principal Executive Offices) (Zip Code)

(612) 332-3223

(Registrants’ Telephone Number, including Area Code)

Copy to:

Kelly K. Boston, Esq. Sit Mutual Funds 3300 IDS Center Minneapolis, Minnesota 55402	Michael J. Radmer, Esq. Dorsey & Whitney, LLP 50 South 6th Street, Suite 1500 Minneapolis, Minnesota 55402
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of rule 485
☐	on (specify date) pursuant to paragraph (b) of rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	on (specify date) pursuant to paragraph (a)(1) of rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of rule 485
☐	on (specify date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 12th day of August 2011.

SIT U.S. GOVERNMENT SECURITIES FUND, INC. (Registrant)

By	/s/ Roger J. Sit
Roger J. Sit, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. The enclosed Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Signature and Title

	/s/ Roger J. Sit	Dated: August 15, 2011
Roger J. Sit, Chairman
(Principal Executive Officer)

	/s/ Paul E. Rasmussen	Dated: August 15, 2011
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

John P. Fagan, Director*

William E. Frenzel, Director*

Sidney L. Jones, Director*

Bruce C. Lueck, Director*

Donald W. Phillips, Director*

Barry N. Winslow, Director*

By	/s/ Roger J. Sit	Dated: August 15, 2011
Roger J. Sit, Attorney-in-fact
*Pursuant to a power of attorney filed previously with the Commission.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 15th day of August 2011.

SIT MUTUAL FUNDS II, INC. (Registrant)

By	/s/ Roger J. Sit
Roger J. Sit, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. The enclosed Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Signature and Title

	/s/ Roger J. Sit	Dated: August 15, 2011
Roger J. Sit, Chairman
(Principal Executive Officer)

	/s/ Paul E. Rasmussen	Dated: August 15, 2011
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

John P. Fagan, Director*

William E. Frenzel, Director*

Sidney L. Jones, Director*

Bruce C. Lueck, Director*

Donald W. Phillips, Director*

Barry N. Winslow, Director*

By	/s/ Roger J. Sit	Dated: August 15, 2011
Roger J. Sit, Attorney-in-fact
*Pursuant to a power of attorney filed previously with the Commission.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-1-1.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase